Consolidated Statements of Comprehensive Income and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING REVENUE
Consumer loan repayment and collection management service fees		$ 156,062	$ 1,074,734
Loan recommendation service fees		1,177,822	2,087,717
Prepaid payment network service fee	$ 161,372	928,565	432,958
Total operating revenue	161,372	2,262,449	3,595,409
OPERATING EXPENSE
Selling, general and administrative expenses	2,732,379	3,041,415	1,414,979
Total operating expenses	2,732,379	3,041,415	1,414,979
INCOME(LOSS) FROM OPERATIONS	(2,571,007)	(778,966)	2,180,430
OTHER INCOME (EXPENSES)	9,100	(56,931)	(354)
INCOME(LOSS) BEFORE INCOME TAX PROVISION	(2,561,907)	(835,897)	2,180,076
INCOME TAX EXPENSE		257,344	592,701
NET INCOME(LOSS)	(2,561,907)	(1,093,241)	1,587,375
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	(86,083)	152,700	36,993
COMPREHENSIVE INCOME (LOSS)	$ (2,647,990)	$ (940,541)	$ 1,624,368
Earnings(loss) per common share- basic and diluted (in Dollars per share)	$ (1.08)	$ (0.46)	$ 0.79
Weighted average shares- basic and diluted (in Shares)	2,376,764	2,374,795	2,000,000